GENERAL INFORMATION	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL INFORMATION
A.	General
(1)
Check Cap Ltd. (together with its wholly-owned subsidiary, the “Company") was incorporated under the laws of the state of Israel. The registered address of its offices is 29 Abba Hushi Ave, Isfiya 3009000, Israel.

(2)	Check-Cap Ltd has a wholly-owned subsidiary, Check-Cap U.S. Inc., incorporated under the laws of the United States (U.S.) on May 15, 2015.

(3)
The Company is a clinical-stage medical diagnostics company developing the word's first ingestible capsule system ("C-Scan system") for preparation-free minimally-invasive colorectal cancer screening. The capsule utilizes innovative ultra-low dose X-ray and wireless communication technologies to scan the inside of the colon as it moves naturally, while the patient follows his or her normal daily routine. After passage, the system generates a 3D map of the inner surface of the colon which enables detection of polyps and cancer. Designed to increase the willingness of individuals to participate in recommended colorectal cancer screening, the Company's system addresses many frequently-cited barriers, including laxative bowel preparation, invasiveness, and sedation. The Company's system is currently not cleared for marketing in any jurisdiction.

(4)
As described in Notes 10C(2)(b) and 10C(2)(d), on February 24, 2015 the Company consummated an Initial Public Offering in the U.S. (the "IPO") concurrently with a Private Placement (the "Private Placement").

On August 11, 2016, the Company consummated a registered direct offering (the "RD Offering"). See Note 10C(2)(h).

The Company's ordinary shares and Series A Warrants are listed on the NASDAQ Capital Market under the symbols "CHEK," and "CHEKW," respectively.

(5)	The consolidated financial statements of the Company as of and for the year ended December 31, 2016 include the financial statements of the Company and its wholly-owned U.S. subsidiary.

B.	Financial Position

Since its inception, the Company has devoted substantially all of its efforts to research and development, clinical trials, recruiting management and technical staff, acquiring assets and raising capital. The Company is still in its development and clinical stage and has not yet generated revenues. The extent of the Company's future operating losses and the timing of becoming profitable are uncertain. The Company has incurred losses of $8.8, $12.3 and $0.6 million for the years ended December 31, 2016, 2015 and 2014, respectively. As of December 31, 2016, the Company's accumulated deficit was $42.9 million. The Company has funded its operations to date primarily through equity financing and through grants from the National Authority for Technological Innovation, of the Ministry of Economy and Industry, (the "NATI") (formerly known as the Office of the Chief Scientist of the Ministry of Economy and Industry, (the "OCS)).

Additional funding will be required to complete the Company's research and development and clinical trials, to attain regulatory approvals, to begin the commercialization efforts of the Company's C-Scan system and to achieve a level of sales adequate to support the Company's cost structure.

While the Company has been successful in raising financing in the past, there can be no assurance that it will be able to do so in the future on a timely basis on terms acceptable to the Company, or at all. Uncertain market conditions and approval by regulatory bodies and adverse results from clinical trials may (among other reasons) adversely impact the Company's ability to raise capital in the future.

Management expects that the Company will continue to generate losses from the development, clinical development and regulatory activities of the Company's C-Scan system, which will result in a negative cash flow from operating activity. Management's current research and development plans would result in increased costs in the coming year to reach market in a timely manner. Such plans will increase the burn rate and management expects that with such increased costs, existing cash will be sufficient to fund the Company's projected operating requirements at least until 12 months following December 31, 2016. Management plans include additional fund raising in the next year during 2017, which management believes is probable, however, if adequate additional financing on acceptable terms is not available to the Company on a timely basis during 2017, management believes that it would have the flexibility to downsize its operations such that its existing cash will be sufficient to fund its cash requirements at least until 18 months following December 31, 2016.

C.	Reverse Share Split

Effective immediately prior to the consummation of the IPO, the Company's shareholders effected a reverse share split of 1-for-20 (i.e. 20 ordinary shares were combined into one ordinary share), in accordance with the approval of the Company's shareholders at a meeting held on January 15, 2015.

D.	Conversion of Preferred Shares and Preferred Share Warrants

Effective immediately prior to the consummation of the IPO, each and every class and series of the Company's authorized and outstanding preferred shares converted, on a 1:1 basis, into ordinary shares, par value NIS 0.01 per share, of the Company (the "Pre- Split Ordinary Shares") and all outstanding preferred share warrants converted, on a 1:1 basis, into warrants to purchase Pre-Split Ordinary Shares, in accordance with the approval of the Company's shareholders at a meeting held on January 15, 2015.

Accordingly, immediately prior to the consummation of the IPO, on February 24, 2015, 4,338,998 preferred shares were converted into 4,338,998 Post-Split Ordinary Shares and 948,000 warrants to purchase preferred shares were converted into 948,000 warrants to purchase Pre-Split Ordinary Shares. Therefore, since immediately prior to the consummation of the IPO and as of the date hereof, the Company's share capital is comprised solely of ordinary shares and options and warrants to purchase ordinary shares.